UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.3%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 6.6%
   Carnival                                               19,900   $    881,769
   Target                                                 16,500        999,405
   Time Warner                                            44,100        849,366
   TJX                                                    26,600        738,150
                                                                   ------------
                                                                      3,468,690
                                                                   ------------
CONSUMER STAPLES - 6.7%
   Coca-Cola Enterprises                                  22,300        505,318
   Nestle ADR                                             10,400      1,004,653
   Procter & Gamble                                       20,400      1,261,944
   Sara Lee                                               44,700        708,495
                                                                   ------------
                                                                      3,480,410
                                                                   ------------
ENERGY - 10.1%
   BP ADR                                                 12,050        836,270
   Chevron                                                10,000        852,600
   ConocoPhillips                                         14,300      1,156,012
   EOG Resources                                          10,700        750,070
   Grant Prideco *                                        18,650      1,046,265
   Valero Energy                                           9,700        649,997
                                                                   ------------
                                                                      5,291,214
                                                                   ------------
FINANCIALS - 13.7%
   American International Group                           22,350      1,434,423
   Bank of America                                        26,850      1,273,227
   Citigroup                                              21,266        990,358
   Genworth Financial, Cl A                               21,600        659,232
   JPMorgan Chase                                         20,250        891,202
   Merrill Lynch                                           5,675        421,085
   Prudential Financial                                    7,750        686,883
   Wells Fargo                                            24,000        810,480
                                                                   ------------
                                                                      7,166,890
                                                                   ------------
HEALTH CARE - 8.4%
   Abbott Laboratories                                    23,950      1,214,025
   Baxter International                                   21,300      1,120,380

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
HEALTH CARE - CONTINUED
   Merck                                                  17,700   $    878,805
   Pfizer                                                 28,600        672,386
   Quest Diagnostics                                       9,200        510,324
                                                                   ------------
                                                                      4,395,920
                                                                   ------------
INDUSTRIALS - 21.4%
   3M                                                     12,150      1,080,378
   AMR *                                                  25,500        629,340
   Avery Dennison                                         15,600        956,904
   Burlington Northern Santa Fe                            7,550        620,157
   Caterpillar                                            12,800      1,008,640
   Deere                                                   7,300        879,066
   General Electric                                       38,350      1,486,446
   L-3 Communications Holdings                             9,900        965,844
   Manpower                                                5,900        466,395
   Pitney Bowes                                           23,400      1,078,740
   Republic Services                                      33,000      1,054,350
   RR Donnelley & Sons                                    22,600        955,076
                                                                   ------------
                                                                     11,181,336
                                                                   ------------
INFORMATION TECHNOLOGY - 15.6%
   Agilent Technologies *                                 29,100      1,110,165
   BMC Software *                                         20,900        600,248
   Cisco Systems *                                        38,300      1,107,253
   Corning                                                41,400        986,976
   Hewlett-Packard                                        12,030        553,741
   L.M. Ericsson Telephone ADR                            28,100      1,051,221
   Microsoft                                              32,000        927,680
   Nokia ADR                                              41,000      1,174,240
   Western Union                                          33,500        668,325
                                                                   ------------
                                                                      8,179,849
                                                                   ------------
MATERIALS - 6.6%
   Dow Chemical                                           23,600      1,026,128
   Freeport-McMoRan Copper & Gold                         10,950      1,029,081

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   ------------
MATERIALS - CONTINUED
   Praxair                                                18,450   $  1,413,639
                                                                   ------------
                                                                      3,468,848
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.9%
   Deutsche Telekom ADR                                   57,800        993,004
                                                                   ------------

UTILITIES - 5.3%
   Centerpoint Energy                                     27,600        454,848
   Dominion Resources                                      8,400        707,448
   PPL                                                    18,900        890,946
   Public Service Enterprise Group                         8,500        732,275
                                                                   ------------
                                                                      2,785,517
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $43,022,135)                                             50,411,678
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.1%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                     -----------
   Morgan Stanley,
      5.000%, dated 07/31/07, to be repurchased
      on 08/01/07, repurchase price $2,161,507
      (collateralized by a U.S. Treasury
      obligation, par value $1,786,507, 3.500%,
      01/15/11, with a total market value of
      $2,204,436) (Cost $2,161,207)                  $ 2,161,207      2,161,207
                                                                   ------------

   TOTAL INVESTMENTS - 100.4%
      (Cost $45,183,342) +                                         $ 52,572,885
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $52,348,246.

*     NON-INCOME PRODUCING SECURITY.
ADR   - AMERICAN DEPOSITARY RECEIPT
CL    - CLASS

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $45,183,342, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,244,242 AND $(854,699), RESPECTIVELY.

      FOR  INFORMATION  ON  THE  PORTFOLIO'S   POLICY  REGARDING   VALUATION  OF
      INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-001-0700

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS - 37.8%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 4.9%
   Dillard's
      6.690%, 08/01/07                               $   275,000   $    275,000
   Goodyear Tire & Rubber
      7.857%, 08/15/11                                   213,000        210,870
   Home Depot
      5.400%, 03/01/16                                   320,000        299,710
   Imax
      9.625%, 12/01/10                                   300,000        294,000
   Phillips-Van Heusen
      7.250%, 02/15/11                                   250,000        248,750
   Rent-A-Center
      7.500%, 05/01/10                                   270,000        262,575
   Ryland Group
      5.375%, 01/15/15                                   500,000        443,464
   SUPERVALU
      7.875%, 08/01/09                                   100,000        101,500
                                                                   ------------
                                                                      2,135,869
                                                                   ------------
CONSUMER STAPLES - 1.7%
   Dean Foods
      7.000%, 06/01/16                                   500,000        460,000
   Smithfield Foods
      7.000%, 08/01/11                                   300,000        291,000
                                                                   ------------
                                                                        751,000
                                                                   ------------
ENERGY - 0.6%
   Universal Compression
      7.250%, 05/15/10                                   250,000        259,063
                                                                   ------------
FINANCIALS - 20.5%
   American Express Bank
      5.330%, 05/29/09                                   745,000        744,250

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
FINANCIALS - CONTINUED
   American Financial Group
      7.125%, 04/15/09                               $   100,000   $    102,609
   American International Group
      5.450%, 05/18/17                                   900,000        875,731
   Bank of America
      5.375%, 08/15/11                                   330,000        328,510
   BB&T
      6.500%, 08/01/11                                   725,000        752,494
   CIT Group
      4.250%, 02/01/10                                   320,000        309,552
   Credit Suisse First Boston
      6.125%, 11/15/11                                   500,000        510,668
   General Electric Capital
      5.500%, 06/04/14                                   925,000        917,430
   General Motors Acceptance
      6.875%, 09/15/11                                   250,000        232,475
   Genworth Financial
      5.650%, 06/15/12                                   740,000        742,193
   Goldman Sachs Group
      5.660%, 06/28/10                                   525,000        524,241
      5.125%, 01/15/15                                   375,000        354,429
   JPMorgan Chase
      6.750%, 02/01/11                                 1,000,000      1,041,790
   Lehman Brothers Holdings
      6.500%, 07/19/17                                   530,000        521,470
   Metlife
      5.000%, 11/24/13                                   300,000        290,711
   Morgan Stanley
      6.750%, 04/15/11                                   770,000        797,243
                                                                   ------------
                                                                      9,045,796
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
HEALTH CARE - 1.7%
   Hillenbrand Industries
      4.500%, 06/15/09                               $   525,000   $    517,485
   WellPoint
      5.850%, 01/15/36                                   250,000        226,650
                                                                   ------------
                                                                        744,135
                                                                   ------------
INDUSTRIALS - 3.5%
   Burlington Northern Santa Fe
      5.650%, 05/01/17                                   300,000        288,657
   Cooper
      6.100%, 07/01/17                                   275,000        279,051
   Emerson Electric
      5.375%, 10/15/17                                   700,000        679,929
   L-3 Communications
      7.625%, 06/15/12                                   300,000        301,500
                                                                   ------------
                                                                      1,549,137
                                                                   ------------
INFORMATION TECHNOLOGY - 3.0%
   Hewlett-Packard
      5.370%, 06/15/09                                   730,000        729,443
   Oracle
      5.380%, 05/14/09                                   350,000        350,101
   Xerox Capital Trust I
      8.000%, 02/01/27                                   250,000        251,820
                                                                   ------------
                                                                      1,331,364
                                                                   ------------
MATERIALS - 0.4%
   AK Steel
      7.875%, 02/15/09                                    79,000         79,000
   Boise Cascade
      7.125%, 10/15/14                                   100,000         92,000
                                                                   ------------
                                                                        171,000
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
TELECOMMUNICATION SERVICES - 1.5%
   Verizon New England
      6.500%, 09/15/11                               $   650,000   $    668,742
                                                                   ------------

   TOTAL CORPORATE OBLIGATIONS
      (Cost $16,965,098)                                             16,656,106
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 24.8%
--------------------------------------------------------------------------------

   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32                                   215,180        220,290
      6.500%, 12/01/32                                   275,132        280,467
      6.000%, 10/01/16                                   640,716        645,468
      6.000%, 12/01/32                                    86,487         86,291
      6.000%, 07/01/33                                   269,245        268,637
      6.000%, 11/01/33                                   306,043        305,107
      6.000%, 10/01/35                                   699,947        695,691
      5.500%, 12/01/21                                   555,429        548,611
      4.000%, 01/01/09                                   312,710        307,288
   Federal National Mortgage Association
      6.000%, 09/01/17                                   174,565        175,886
      5.500%, 08/01/15                                   306,032        304,491
      5.500%, 11/01/18                                   384,574        379,860
      5.500%, 04/01/33                                   528,642        513,119
      5.500%, 02/01/35                                   501,096        485,719
      5.500%, 10/01/35                                   613,930        594,451
      5.500%, 01/01/36                                   838,552        811,947
      5.500%, 05/01/36                                   911,561        880,839
      5.500%, 07/01/36                                   665,350        642,926
      5.500%, 11/01/36                                   749,828        724,557
      5.000%, 02/13/17                                   295,000        287,227
      5.000%, 05/01/35                                   434,501        408,761
      5.000%, 07/01/35                                   404,927        380,939
      5.000%, 08/01/35                                   765,206        719,876

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   Government National Mortgage Association
      6.000%, 11/15/31                               $   240,752   $    241,183
                                                                   ------------

   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     OBLIGATIONS
      (Cost $11,134,786)                                             10,909,631
                                                                   ------------

--------------------------------------------------------------------------------
PREFERRED STOCK - 8.6%
--------------------------------------------------------------------------------

                                                        SHARES
                                                     -----------
CONSUMER DISCRETIONARY - 0.6%
   Comcast, Ser B, 7.000%                                 11,100        274,614
                                                                   ------------
FINANCIALS - 8.0%
   ACE, Ser C, 7.800%                                     26,000        661,960
   Aspen Insurance Holdings, 7.401%                       11,000        259,050
   Citigroup Capital XVI, Ser W, 6.450%                   25,000        587,250
   Developers Diversified Realty, 8.000% +++              11,700        294,957
   Duke Realty, Ser L, 6.600% +++                          7,500        173,625
   First Industrial Realty Trust, Ser J, 7.250% +++       11,000        264,550
   The Mills, Ser C, 9.000% +++                           18,500        482,735
   Public Storage, Ser H, 6.950% +++                      12,000        288,480
   Public Storage, Ser M, 6.625% +++                       8,500        195,160
   Taubman Centers, Ser G, 8.000% +++                     12,000        297,000
                                                                   ------------
                                                                      3,504,767
                                                                   ------------
   TOTAL PREFERRED STOCK
      (Cost $3,913,461)                                               3,779,381
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 7.5%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT
                                                     -----------
   U.S. Treasury Bonds
      6.000%, 02/15/26                               $ 1,085,000      1,212,314
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   U.S. Treasury Notes
      4.625%, 02/15/17                               $ 1,030,000   $  1,016,722
      4.500%, 04/30/09                                 1,100,000      1,097,938
                                                                   ------------
                                                                      2,114,660
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $3,290,001)                                               3,326,974
                                                                   ------------

--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS - 5.3%
--------------------------------------------------------------------------------

   Banc of America Commercial Mortgage,
     Ser 2006-4, Cl A3A
      5.600%, 07/10/46                                   610,000        604,841
   Carmax Auto Owner Trust, Ser 2006-2, Cl A2
      5.290%, 06/15/09                                   493,626        493,287
   JP Morgan Mortgage Acquisition, Ser 2005-FRE1,
     Cl A2F2
      5.224%, 10/25/35                                   493,174        490,593
   Wachovia Bank Commercial Mortgage Trust,
     Ser 2006-C27, Cl A2
      5.624%, 07/15/45                                   750,000        750,213
                                                                   ------------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $2,351,386)                                               2,338,934
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
--------------------------------------------------------------------------------

   Federal Home Loan Mortgage Corporation
      5.500%, 09/25/13                                   500,000        497,009
   Federal National Mortgage Association
      5.125%, 04/15/11                                   365,000        365,899
      5.000%, 04/15/15                                 1,290,000      1,268,485
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $2,147,377)                                               2,131,393
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 1.6%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   Suntrust Bank, 5.310%, 01/28/08
      (Cost $700,066)                                $   700,000   $    700,067
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 9.4%
--------------------------------------------------------------------------------

   Morgan Stanley,
      5.000%, dated 07/31/07, to be repurchased on
      08/01/07, repurchase price $4,164,445
      (collateralized by a U.S. Treasury obligation,
      par value $3,441,956, 3.500%, 01/15/11, with a
      total market value of $4,247,153)
      (Cost $4,163,867)                                4,163,867      4,163,867
                                                                   ------------

   TOTAL INVESTMENTS - 99.8%
      (Cost $44,666,042) +                                         $ 44,006,353
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $44,073,590.

+++   REAL ESTATE INVESTMENT TRUST
CL       -  CLASS
SER      -  SERIES

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $44,666,042, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $86,978 AND $(746,667), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-003-0700

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 99.7%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
AUSTRALIA - 1.8%
   Brambles * (A)                                        153,000   $  1,440,035
                                                                   ------------
AUSTRIA - 0.6%
   Voestalpine (A)                                         6,000        499,419
                                                                   ------------
BAHAMAS - 1.1%
   Teekay Shipping                                        16,500        925,155
                                                                   ------------
DENMARK - 1.6%
   AP Moeller - Maersk (A)                                   100      1,319,411
                                                                   ------------
FINLAND - 3.0%
   Fortum (A)                                             40,700      1,313,655
   Metso (A)                                              17,900      1,133,597
                                                                   ------------
                                                                      2,447,252
                                                                   ------------
FRANCE - 7.4%
   AXA (A)                                                29,800      1,163,531
   BNP Paribas (A)                                         8,000        879,849
   Bouygues (A)                                           15,500      1,242,124
   Euler Hermes (A)                                        5,400        795,499
   Neopost (A)                                             7,100      1,026,726
   Renault (A)                                             6,600        954,323
                                                                   ------------
                                                                      6,062,052
                                                                   ------------
GERMANY - 11.9%
   Adidas (A)                                             15,000        912,730
   Allianz (A)                                             8,300      1,765,848
   Continental (A)                                         8,600      1,239,872
   Deutsche Bank (A)                                       8,700      1,179,032
   Deutsche Telekom (A)                                   63,000      1,087,465
   E.ON ADR                                               34,800      1,821,084
   Hannover Rueckversicherung (A)                         20,500        912,408

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
GERMANY - CONTINUED
   Linde (A)                                               7,000   $    830,156
                                                                   ------------
                                                                      9,748,595
                                                                   ------------
HONG KONG - 5.4%
   Cathay Pacific Airways (A)                            460,000      1,198,637
   Chinese Estates Holdings (A)                          150,000        272,489
   First Pacific (A)                                     600,000        429,421
   Jardine Strategic Holdings GDR (A)                     42,000        544,530
   Kingboard Chemical Holdings (A)                       140,000        770,612
   Shenzhen Investment (A)                             1,424,000      1,217,119
                                                                   ------------
                                                                      4,432,808
                                                                   ------------
IRELAND - 1.5%
   Allied Irish Banks (A)                                 47,000      1,226,218
                                                                   ------------
JAPAN - 16.5%
   Air Water (A)                                          57,500        680,156
   Daiwa Securities Group (A)                             83,000        876,111
   East Japan Railway (A)                                    180      1,328,321
   Komatsu (A)                                            42,000      1,318,884
   Mitsubishi (A)                                         57,800      1,698,287
   Mitsubishi UFJ Financial Group (A)                        135      1,433,442
   Nomura Holdings (A)                                    50,000        944,283
   Sankyo (A)                                             17,600        700,430
   Sumitomo Heavy Industries (A)                          76,000        925,387
   Sumitomo Metal Industries (A)                         158,000        905,267
   Suzuki Motor (A)                                       37,700      1,092,978
   Toyota Motor ADR                                        3,125        376,969
   Yamaha Motor (A)                                       43,400      1,215,121
                                                                   ------------
                                                                     13,495,636
                                                                   ------------
MEXICO - 2.4%
   Cemex SAB ADR*                                         34,738      1,123,427
   Embotelladoras Arca                                   222,300        796,635
                                                                   ------------
                                                                      1,920,062
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
NETHERLANDS - 7.3%
   Akzo Nobel (A)                                         14,900   $  1,227,755
   ING Groep (A)                                          24,356      1,028,698
   Koninklijke Ahold * (A)                                94,000      1,190,469
   TNT (A)                                                31,100      1,335,350
   Wolters Kluwer (A)                                     39,000      1,143,022
                                                                   ------------
                                                                      5,925,294
                                                                   ------------
NORWAY - 1.2%
   Telenor ASA (A)                                        51,500        942,920
                                                                   ------------
PHILIPPINES - 2.7%
   Globe Telecom (A)                                      45,000      1,295,776
   Philippine Long Distance Telephone (A)                 16,500        938,384
                                                                   ------------
                                                                      2,234,160
                                                                   ------------
RUSSIA - 1.4%
   OAO Gazprom ADR (A)                                    26,500      1,133,904
                                                                   ------------
SINGAPORE - 1.7%
   SIA Engineering (A)                                   440,000      1,389,047
                                                                   ------------
SOUTH KOREA - 2.9%
   LG Petrochemical (A)                                   25,200      1,191,849
   LG Telecom * (A)                                      108,000      1,166,856
                                                                   ------------
                                                                      2,358,705
                                                                   ------------
SPAIN - 1.7%
   Telefonica (A)                                         61,000      1,428,334
                                                                   ------------
SWEDEN - 4.3%
   Assa Abloy, Cl B (A)                                   24,021        518,830
   Boliden (A)                                            29,500        673,789
   Nordea Bank (A)                                        53,000        853,955
   Saab, Cl B (A)                                         38,252      1,049,349
   Ssab Svenskt Staal, Cl B (A)                           12,000        409,119
                                                                   ------------
                                                                      3,505,042
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     -----------   ------------
SWITZERLAND - 5.0%
   Actelion * (A)                                         17,500   $    931,543
   Baloise Holding (A)                                    10,900      1,019,383
   Barry Callebaut (A)                                     1,000        727,359
   Nestle SA (A)                                           3,650      1,400,384
                                                                   ------------
                                                                      4,078,669
                                                                   ------------
THAILAND - 1.0%
   Bangkok Bank NVDR (A)                                 227,000        848,892
                                                                   ------------
UNITED KINGDOM - 17.3%
   Anglo American (A)                                     12,285        713,585
   Aviva (A)                                              70,747        983,627
   Bellway (A)                                            26,500        661,800
   BP ADR                                                 28,800      1,998,720
   Carnival (A)                                           16,000        698,278
   HSBC Holdings (A)                                      59,924      1,113,258
   Kazakhmys (A)                                          17,000        432,882
   Mondi                                                   4,725         41,242
   Persimmon (A)                                          57,000      1,333,750
   Rio Tinto (A)                                          17,774      1,282,932
   Rolls-Royce Group (A)                                  85,000        872,608
   Tate & Lyle (A)                                        85,000        973,604
   Tesco (A)                                             145,000      1,191,537
   Vodafone Group (A)                                    400,000      1,203,031
   Wolseley (A)                                           30,300        661,024
                                                                   ------------
                                                                     14,161,878
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $60,945,145)                                             81,523,488
                                                                   ------------

--------------------------------------------------------------------------------
RIGHTS - 0.1%
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF RIGHTS
                                                     -----------
SWEDEN - 0.1%
   Ssab Svenskt Staal,
      Expires: 08/27/07 (A)
         (Cost $0)                                        12,000         35,397
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                     -----------   ------------
   Morgan Stanley
      5.000%, dated 07/31/07, to be
      repurchased on 08/01/07, repurchase price
      $1,090,585 (collateralized by a U.S.
      Treasury Obligation, par value $901,380,
      3.500%, 01/15/11, with a total market value
      of $1,112,245)
      (Cost $1,090,434)                              $ 1,090,434   $  1,090,434
                                                                   ------------

   TOTAL INVESTMENTS - 101.1%
      (Cost $62,035,579) +                                         $ 82,649,319
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $81,734,310.

*     NON-INCOME PRODUCING SECURITY.
(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007, WAS $74,475,653 AND REPRESENTED 91.1% OF NET ASSETS.
ADR   -  AMERICAN DEPOSITARY RECEIPT
CL    -  CLASS
GDR   -  GLOBAL DEPOSITARY RECEIPT
NVDR  -  NON-VOTING DEPOSITORY RECEIPT

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $62,035,579, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,362,745 AND $(749,005), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-002-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.